Investment Risks - Wedbush LAFFER|TENGLER New Era Value ETF	Jul. 31, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Active Management Risk. As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s or Sub-Adviser’s portfolio managers. The Adviser’s or Sub-Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s or Sub-Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser’s investment strategy will produce the desired results.
Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, authorized participants (“Authorized Participants”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of a security may decline for a number of reasons that may directly relate to the issuer as well as due to general industry or market conditions. The Fund will primarily invest in common stock equity securities. Common stock is subordinated to preferred stock and debt in a company’s capital structure. Common stock has the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Exchange-Traded Fund (ETF) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Exchange-Traded Fund (“ETF”) Risk. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: oAuthorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. oCosts of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments. oShares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. To the extent securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs that invest in and hold only securities and other investments that are listed and trade in the U.S. oTrading. Although Shares are listed for trading on NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Growth Stock Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Growth Stock Investment Risk. The Fund may invest in certain dividend-paying stocks generally viewed by the market as “growth stocks” but which, as a result of market events or events relating specifically to that stock, have become undervalued in the Sub-Adviser’s opinion. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.
High Dividend Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●High Dividend Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield or the Sub-Adviser determines appears likely to pay a high dividend in the future, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.
Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors, including the impact of the COVID-19 pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates and trade tensions. In addition, local, regional or global events such as war, acts of terrorism, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Securities Lending Risk. The Fund may engage in securities lending. The Fund may lose money if the borrower of the loaned securities delays returning in a timely manner or fails to return the loaned securities. Securities lending involves the risk that the Fund could lose money in the event of a decline in the value of collateral provided for loaned securities. In addition, the Fund bears the risk of loss in connection with its investment of the cash collateral it receives from a borrower. To the extent that the value or return of the Fund’s investment of the cash collateral declines below the amount owed to the borrower, the Fund may incur losses that exceed the amount it earned on lending the security.
Value Stock Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Value Stock Investment Risk. Value stocks may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a value stock may not meet portfolio management’s perceived value assessment of that stock, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk. To qualify as a regulated investment company (“RIC”), the Fund must satisfy certain source-of-income, asset diversification and distribution requirements. In particular, the Fund must diversify its holdings so that at the end of each quarter of its taxable year: (A) at least 50% of the value of the Fund’s total assets consists of by cash, cash items, U.S. government securities, the securities of other RICs and “other securities,” provided that such “other securities” do not include the securities of any one issuer that represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (B) no more than 25% of the value of the Fund’s assets may be invested in (i) securities (excluding U.S. government securities and securities of other RICs) of any one issuer, (ii) the securities (excluding securities of other RICs) of any two or more issuers that are controlled, as determined under applicable Code rules, by the Fund and are engaged in the same or similar or related trades or business, (iii) or the securities of one or more “qualified publicly traded partnerships.” The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy. If the Fund were to fail to satisfy the diversification requirements, it may be forced to dispose of certain assets at prices that, from an investment standpoint, are not advantageous. If the Fund were to fail to satisfy the diversification or other requirements to be treated as a RIC and certain relief provisions were unable to be satisfied, it would be subject to U.S. federal income tax imposed at corporate rates, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.